LAND USE RIGHTS	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS
LAND USE RIGHTS

6.  LAND USE RIGHTS

The Company’s land use rights are related to the payment to acquire three land use rights, one of total cost RMB68,269,734 for approximately 17,000 square meters of land in Shanghai, on which the Group has built an information and technology center. The second one was RMB48,912,729 for approximately 19,500 square meters of land in Nantong, which was put into use in May, 2010. The third one was RMB9,747,800 for approximately 9,000 square meters of land in Chengdu, on which the Group plans to build an information and technology center of West China. According to land use right policy in the PRC, the Company has a 50-year use right over the land in Shanghai, a 40-year use right over the land in Nantong, and a 50-year use right over the land in Chengdu, which are used as the basis for amortization, respectively. Amortization expense for the years ended December 31, 2011, 2012 and 2013 was RMB2,620,706, RMB2,801,615 and RMB3,182,490, respectively. As of December 31, 2012 and 2013, the net book value was RMB110,659,284 and RMB107,476,794, respectively.